11. NON-INTEREST EXPENSE - Other operating expenses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Non-Interest Expense - Other Operating Expenses Details 1
Stationery, printing and postage	$ 1,054	$ 979	$ 1,048
Debit card expense, and other deposit related costs	1,909	1,655	1,972
Other	1,066	1,914	1,196
Other operating expenses	$ 4,029	$ 4,548	$ 4,216